Commitments and Contingencies - Additional Information (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)		5 Months Ended
	Nov. 27, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Number of shares issued	16,377,622
Payment of stock issuance costs		$ 607,453
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of days given to the underwriters to exercise over allotment option	45 days
Common stock subscribed but not yet issued	2,250,000
Number of shares issued	1,377,622
IPO [Member]
Other Commitments [Line Items]
Common stock subscribed but not yet issued	2,250,000
Number of shares issued	16,377,622	16,377,622
Payment of stock issuance costs	$ 3,275,524
Stock issuance costs as percentage of gross proceeds from initial public offer	2.00%
Deferred underwriting fee payable per share	$ 0.35
Deferred underwriting fees	$ 5,732,168	$ 5,732,168